Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting Policy
We determine if an arrangement is a lease at inception. Operating leases are included in Right-of-use assets - Operating, accrued & other current liabilities, and accrued & other non-current liabilities in our consolidated balance sheets. Finance leases are included in Right-of-use assets - Finance, current portion of long-term debt, and Long-term debt in our consolidated balance sheets.
Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Right-of-use assets include any lease payments made at or before the commencement date and are reduced by lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
We have lease agreements with lease and non-lease components. The lease components are accounted for separately from non-lease components. The allocation of the consideration between lease and non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts.
Right-of-use assets consist of the following leases:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2019	2020
Properties	177.0	158.2	92.1	130.7
Cars	11.9	7.6	—	—
Equipment	—	—	26.4	34.1
Warehouses	8.7	11.0	—	—
Other	7.8	3.3	—	—
Right-of-use assets	205.4	180.1	118.5	164.8

ASML owns the majority of real estate we utilize for manufacturing, supply chain management and general administration at our headquarter in Veldhoven, in the Netherlands. At our other locations, worldwide much of the properties we occupy are leased and therefore comprise the largest amount of our right-of-use assets. Additionally, we lease warehouse space at locations world-wide and cars for use by our employees.
Right-of-use assets from an operating leases decreased by €25.3 million, mainly due to depreciation over the lease term, partly offset by new lease contracts.
The Right-of-use assets from finance leases mainly consist of facilities and tooling related to our High-NA agreement with Carl Zeiss SMT, for which the funds are prepaid by ASML. As capital expenditures under this arrangement are placed into service, we derecognized our prepaid asset and recognized a ROU Asset under a finance lease arrangement.
Lease liabilities are split between current and non-current:

	Operating Leases		Finance Leases
Year ended December 31 (€, in millions)	2019	2020	2019	2020
Current	55.6	46.5	—	4.7
Non-current	153.8	129.8	9.5	8.1
Lease liabilities	209.4	176.3	9.5	12.8
For the year ended December 31, 2020, Lease Liabilities under an operating lease arrangement decreased by €33.1 million, mainly due to scheduled lease payments, partly offset by new lease contracts.
The majority of our finance leases do not have an associated lease liability as the lease payments have been prepaid.
The Consolidated Statements of Operations include the following depreciation charges relating to these leases:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Properties	40.2	48.2	47.6	—	2.8	4.1
Cars	7.4	8.1	5.5	—	—	—
Equipment	—	—	—	—	4.5	7.0
Warehouses	7.1	4.5	6.6	—	—	—
Other	12.4	12.4	5.9	—	—	—
Depreciation charge right-of-use assets	67.1	73.2	65.6	—	7.3	11.1

The total cash flows relating to the lease liabilities are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Total Cash Flows	67.1	73.2	58.8	—	2.8	2.9

The weighted average remaining lease term and weighted average discount rate related to the leases are as follows:

	Operating Leases			Finance Leases
Year ended December 31 (€, in millions)	2018	2019	2020	2018	2019	2020
Weighted average remaining lease term (months)	60	70	65	—	230	243
Weighted average discount rate (%)	2.1%	2.2%	2.0%	—%	0.7%	0.5%